INCOME TAXES (Schedule of deferred tax) (Details) (USD $)	Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Details
Net operating loss carryover	$ 985,000
Amortizable exploration cost	119,000
Gross deferred tax asset	1,104,000
Less: valuation allowance	(1,104,000)
Net deferred tax asset